Restructuring Costs, Net - Components of Restructuring Costs, Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Restructuring and Related Activities [Abstract]
Manufacturing and distribution footprint optimization	$ 4,300	$ 2,500	$ 4,600	$ 5,200
Severance and other termination benefits	1,800	1,800	1,800	3,300
Impairment of property, plant and equipment	335		335
Gain on sale of equipment				(100)
Total Restructuring Charges	$ 6,411	$ 4,268	$ 6,740	$ 8,377